CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2022	Mar. 31, 2022	Mar. 31, 2021
Current assets
Cash	$ 354,737
Prepaid expenses	166,984
Total Current Assets	521,721
Other assets
Total Assets	116,180,715
Current liabilities
Other accrued expenses	54,568
Notes payable – related parties
Total Current Liabilities	243,997
Total Liabilities	4,268,997
Stockholders’ deficit
Common stock, $0.0001 par value, 900,000,000 shares authorized, 751,385,454 shares issued and 751,322,954 shares outstanding at September 30, 2022 and 674,831,624 shares issued and 674,644,124 shares outstanding at March 31, 2022, respectively	321
Additional paid in capital
Accumulated deficit	(3,747,597)
Total Stockholders’ Equity	(3,747,276)	$ 13,231
Total Liabilities and Stockholders’ Equity	116,180,715
NATURALSHRIMP INCORPORATED [Member]
Current assets
Cash	561,428	1,734,040	155,795
Accounts receivable	72,121	14,385
Escrow account	3,900,000	1,500,000
Inventory	109,249	69,170
Prepaid expenses	791,232	1,511,546	655,339
Total Current Assets	5,434,030	4,829,141	811,134
Fixed assets, net	14,989,408	14,798,103	12,236,557
Other assets
Construction-in-process	171,218	1,087,101	1,873,219
Patents, net	6,463,500	6,658,500
License Agreement, net	9,682,376	10,222,376
Right of Use asset	244,023	282,753	275,400
Deposits	20,633	20,633	20,633
Total other assets	16,581,750	18,271,363	2,169,252
Total Assets	37,005,188	37,898,607	15,216,943
Current liabilities
Accounts payable	3,176,217	2,802,787	963,289
Accrued interest	1,566,155	500,450	73,350
Accrued interest – related parties	215,316	203,520	187,520
Other accrued expenses	258,781	207,418	602,368
Accrued expenses – related parties	200,000	200,000
Short-term Promissory Note and Lines of credit	19,817	20,044	573,621
Bank loan			8,725
PPP loan			103,200
Convertible debenture			483,637
Note payable	5,057,389	96,000	96,000
Notes payable – related parties	745,412	495,412	1,151,162
Dividends payable	454,284	296,630	182,639
Derivative liability	30,028,000	13,101,000
Warrant liability	2,047,000	3,923,000
Total Current Liabilities	43,768,371	21,846,261	4,425,511
Bank loans, less current maturities			206,127
Convertible debenture, less unamortized debt discount of $9,680,000	6,709,080	2,629,079
Notes payable			5,000,000
Note payable, less current maturities	71,604	119,604	215,604
Lease Liability	250,148	286,253	275,400
Total Liabilities	50,799,203	24,881,197	10,122,642
Stockholders’ deficit
Series A Convertible Preferred stock, $0.0001 par value, 5,000,000 shares authorized, 5,000,000 shares issued and outstanding at September 30, 2022 and March 31, 2021	500	500
Common stock, $0.0001 par value, 900,000,000 shares authorized, 751,385,454 shares issued and 751,322,954 shares outstanding at September 30, 2022 and 674,831,624 shares issued and 674,644,124 shares outstanding at March 31, 2022, respectively	75,170	67,500	56,075
Additional paid in capital	118,061,820	96,701,607	56,649,491
Stock payable	662,767	20,132,650	136,000
Subscription receivable	(56,250)
Accumulated deficit	(177,927,198)	(150,036,023)	(53,683,268)
Total Stockholders’ Equity	(59,183,191)	(33,133,766)	3,158,798
Non-controlling interest in NAS			(87,830)
Total stockholders’ deficit		(33,133,766)	3,070,968
Total Liabilities and Stockholders’ Equity	37,005,188	37,898,607	15,216,943
NATURALSHRIMP INCORPORATED [Member] | Series D Redeemable Convertible Preferred Stock [Member]
Current liabilities
Redeemable Convertible Preferred stock			2,023,333
NATURALSHRIMP INCORPORATED [Member] | Series E Redeemable Convertible Preferred Stock [Member]
Current liabilities
Redeemable Convertible Preferred stock	1,777,176	2,539,176
NATURALSHRIMP INCORPORATED [Member] | Series F Redeemable Convertible Preferred Stock [Member]
Current liabilities
Redeemable Convertible Preferred stock	$ 43,612,000	43,612,000
NATURALSHRIMP INCORPORATED [Member] | Series A Preferred Stock [Member]
Stockholders’ deficit
Series A Convertible Preferred stock, $0.0001 par value, 5,000,000 shares authorized, 5,000,000 shares issued and outstanding at September 30, 2022 and March 31, 2021		$ 500	$ 500